Acquisitions and Deconsolidation of Subsidiary (Details) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended			12 Months Ended
	Sep. 17, 2012 TNS [Member]	Dec. 31, 2012 TNS [Member]	Sep. 17, 2012 ADEX Entities [Member]	Dec. 31, 2012 ADEX Entities [Member]	Dec. 31, 2012 ERFS [Member]	Dec. 17, 2012 ERFS [Member]	Dec. 31, 2013 Aws Entities [Member]	Apr. 15, 2013 Aws Entities [Member]
Calculation for the final price of the acquisition
Cash	$ 700,000	$ 700,000	$ 12,819,594	$ 12,819,594			$ 500,000
Common stock, based on redemption value		500,000					2,607,804
Promissory notes				2,378,668			2,107,804
Working capital note							1,033,743
Contingent consideration/working capital adjustment		259,550		2,123,210	2,463,899	2,100,000	2,510,746
Preferred Stock, based on OPM		4,026,822			4,187,151
Total Consideration/ Purchase Price	$ 5,486,372	$ 5,486,372	$ 17,321,472	$ 17,321,472	$ 6,651,050	$ 6,651,050	$ 8,760,097	$ 8,760,097